SUBSEQUENT EVENTS (Details Narrative) - USD ($)									3 Months Ended
	Jun. 08, 2023	Jun. 08, 2023	May 18, 2023	May 18, 2023	Apr. 28, 2023	Jan. 10, 2023	Jan. 09, 2023	Jan. 03, 2023	Mar. 31, 2023	Jun. 28, 2023	Feb. 06, 2023	Jul. 14, 2021
Warrant [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding												$ 500,620
Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount						$ 37,868
Paid partial payment of promissory note						35,000
Nonbrokered Private Placement [Member]
Subsequent Event [Line Items]
Aggregate principal amount									$ 3,098,971
Debt conversion, converted instrument, shares issued									3,098,971
Gross proceeds									$ 1,242,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Other Debt		$ 225,000	$ 410,000
Repayments of Other Debt		292,500	451,000
Borrowing		67,500	41,000
Daily repayments		1,950
Warrants										500,620
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding										$ 500,620
Subsequent Event [Member] | Click Captial Group L L C [Member]
Subsequent Event [Line Items]
Proceeds from Other Debt			225,000
Repayments of Other Debt			292,500
Borrowing			$ 67,500
Daily repayments		$ 1,950
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount						37,868
Paid partial payment of promissory note						$ 35,000
Repayments of debt					$ 37,868
Subsequent Event [Member] | Merchant Loan Agreement [Member] | Web Bank [Member]
Subsequent Event [Line Items]
Repayments of debt				$ 451,000
Proceeds from loans payable				410,000
Cost of borrowing				$ 41,000
Debt Instrument, Interest Rate, Stated Percentage			17.00%	17.00%
Subsequent Event [Member] | Merchant Loan Agreement [Member] | Fundonatic [Member]
Subsequent Event [Line Items]
Repayments of debt	$ 292,500
Proceeds from loans payable	225,000
Cost of borrowing				$ 67,500
Daily repayments	1,950
Subsequent Event [Member] | Merchant Loan Agreement [Member] | Click Capital Group L L C [Member]
Subsequent Event [Line Items]
Repayments of debt	292,500
Proceeds from loans payable	225,000
Cost of borrowing				$ 67,500
Daily repayments	$ 1,950
Subsequent Event [Member] | Cory J Rosenberg [Member]
Subsequent Event [Line Items]
Aggregate principal amount								$ 271,739
Debt conversion, converted instrument, shares issued								271,739
Gross proceeds								$ 250,000
Subsequent Event [Member] | Darcy A Campbell [Member]
Subsequent Event [Line Items]
Aggregate principal amount							$ 100,000
Debt conversion, converted instrument, shares issued							100,000
Gross proceeds							$ 92,000
Subsequent Event [Member] | Nonbrokered Private Placement [Member]
Subsequent Event [Line Items]
Aggregate principal amount							$ 616,304	$ 764,130	1,350,000		$ 368,543
Debt conversion, converted instrument, shares issued							616,303	764,124
Gross proceeds							$ 567,000	$ 703,000	$ 1,242,000		$ 339,060
Convertible preferred stock, shares									1,350,001		368,543